Convertible Notes Payable - Related Party (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2014
Convertible Notes Payable - Related Party
Convertible notes issued, related party	$ 3,000,000
Effective interest rate, minimum	10.00%
Effective interest rate, maximum	15.00%
Convertible notes, terms of conversion	Conversion rates of $0.03 to $0.05
Proceeds from related party convertible notes		629,575
Convertible note payable to related party, outstanding		3,143,870
Convertible notes exchanged for non-convertible notes		$ 450,251
Convertible note payable, related party, maturity date		Aug. 31, 2014
Convertible note payable, related party, interest rate		8.00%